Income Tax - Schedule of Loss before Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule of Loss before Income Tax Expense [Line Items]
Loss before income tax expense	$ (13,288)	$ (8,519)	$ (4,401)
Hong Kong [Member]
Schedule of Loss before Income Tax Expense [Line Items]
Loss before income tax expense	(4,499)	(714)	1,559
Cayman Islands [Member]
Schedule of Loss before Income Tax Expense [Line Items]
Loss before income tax expense	(8,454)	(7,805)	(5,960)
Samoa [Member]
Schedule of Loss before Income Tax Expense [Line Items]
Loss before income tax expense	(25)
British Virgin Islands [Member]
Schedule of Loss before Income Tax Expense [Line Items]
Loss before income tax expense	(40)
Bahrain [Member]
Schedule of Loss before Income Tax Expense [Line Items]
Loss before income tax expense	(267)
Singapore [Member]
Schedule of Loss before Income Tax Expense [Line Items]
Loss before income tax expense	$ (3)